Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt

4. Long-Term Debt

On May 10, 2016, Galena Biopharma, Inc.(the “Company”) entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”), with JGB (Cayman) Newton Ltd. (the “Purchaser”) pursuant to which the Company sold to Purchaser, at a 6.375% original issue discount, a $25,530,000 Senior Secured Debenture (the “Initial Debenture”) and warrants to purchase up to 100,000 shares of the Company’s common stock, $0.0001 par value per share (“Common Stock”). Net proceeds to the Company from sale of the Initial Debenture and warrants, after payment of commissions and legal fees, were approximately $23,400,000. The Initial Debenture contained no conversion features to shares of Common Stock.

The Initial Debenture carried an interest only period of six months following which the holder of the Initial Debenture had the right, at its option, to require the Company to redeem up to $1,100,000 of the outstanding principal amount of the Initial Debenture per calendar month. The Company is required to promptly, but in any event no more than three trading days after the holder delivers a redemption notice to the Company, pay the applicable redemption amount in cash or, at the Company’s election and subject to certain conditions, in shares of Common Stock. If the Company elects to pay the redemption amount in shares of Common Stock, then the shares will be delivered at the lesser of A) 7.5% discount to the average of the 3 lowest volume weighted average prices over the prior 20 trading days or B) a 7.5% discount to the prior trading day’s volume weighted average price (the “Stock Payment Price”). Pursuant to the Initial Debenture, the Company may only opt for payment in shares of Common Stock if certain equity conditions are met or waived, including, among others, that the volume weighted price of the Common Stock be at least $15.00 (the “Original Minimum Price Condition”).

The Initial Debenture was amended and restated in its entirety on August 22, 2016 (as so amended, the “Debenture”) pursuant to an Amendment Agreement, dated August 22, 2016, among the Company, the Purchaser and JGB Collateral LLC (the “Amendment Agreement”). As previously reported, interest on the Debenture is payable at the end of each month based on the outstanding principal. The Debenture matures on November 10, 2018, and accrues interest at 9% per year. In addition, on the maturity date of the Debenture (or such earlier date that the principal amount of the Debenture is paid in full by acceleration or otherwise) a fixed amount, which shall be deemed interest under the Debenture, equal to $765,900, will be due and payable to the holder of the Debenture on such date in, at the option of the Company, cash and, subject to the same conditions for the payment of interest in shares of Common Stock, shares of Common Stock or a combination of cash and Common Stock.

The Company’s obligations under the Debenture are secured under a Security Agreement by a senior lien on all of the Company’s assets, including all of the Company’s interests in its consolidated subsidiaries. Under the subsidiary guarantee agreement, each subsidiary guarantees the performance of the Company of the Purchase Agreement, Debenture and related agreements.

After giving effect to the Amendment Agreement, the Debenture contains the following modified and/or additional terms, among others:

•	With respect to interest accruing on the outstanding principal amount under the Debenture for the period prior to November 10, 2016, the Company was permitted to satisfy such interest payments in kind by adding such amount to the outstanding principal.

•	The Purchaser can from time to time during the term of the Debenture require the Company to prepay in cash all or a portion of the outstanding principal plus accrued and unpaid interest (the “Outstanding Amount”) on written notice to the Company, provided, that such prepayment amount shall not exceed the lesser of $18,500,000 and the Outstanding Amount. If the holder elects such prepayment of the Debenture, then the number of shares subject to the warrants issued to the holder will be reduced in proportion to the percentage of principal and accrued interest required to be prepaid by the Company. In addition, the Company shall have the right to prepay in cash all (but not less than all) of the Outstanding Amount (1) at any time after November 10, 2017, or (2) upon a “change of control” (as such term is used un the Debenture), in each case with a 10% premium on the Outstanding Amount.

•	The Purchaser shall continue to have the right, which commenced on November 10, 2016, to require the Company to redeem the Outstanding Amount, except that the maximum monthly amount of such redemptions was increased from $1,100,000 to $1,500,000; provided, that if the trading price of Common Stock is at least $8.00 per share (as may be further adjusted appropriately for stock splits, combinations or similar events) during such calendar month, then such monthly maximum redemption amount may be increased to $2,200,000 at the Purchaser’s election and if the Company has already elected to satisfy such redemptions in shares of Common Stock. In addition, notwithstanding the foregoing limitations on the monthly redemption amount, the Purchaser may elect up to three times in any 12-month period to increase the monthly maximum to $2,500,000.

•	Among the various conditions that must be satisfied (or waived) in order for the Company to be able to elect to satisfy the monthly redemption amounts in shares of Common Stock, the Original Minimum Price Condition of $15.00 was decreased to a volume-weighted average price of $4.00 per share (the “Amended Minimum Price Condition”).

•	Following November 10, 2016, the Purchaser may elect to convert any portion of the Outstanding Amount into shares of Common Stock at a fixed price of $12.00 per share (as adjusted appropriately for stock splits, combinations or similar events).

•	Under the Initial Debenture, the Company was required to maintain a minimum of $24,000,000 of unencumbered cash in a restricted account as security for its obligations under the Initial Debenture. Such minimum amount has been reduced to the lesser of $18,500,000 or the Outstanding Amount.

In addition, in accordance with the terms of the Amendment Agreement, the exercise price of the Series A Warrant was reduced from $30.20 per share to $8.60 per share (as may be further adjusted appropriately for stock splits, combinations or similar events).

On December 14, 2016, the Company and the Purchaser entered into a waiver (the “First Waiver”) pursuant to which, as contemplated by the Debenture, the Purchaser waived with respect to the calendar months of December 2016, January 2017, February 2017 and March 2017 (collectively, the “First Specified Months”) the Amended Minimum Price Condition, provided that, among other things, with respect to the First Specified Months, the volume weighted average price of the Common Stock was not less than $1.00 and the Company’s cash on hand exceeded the outstanding principal amount of the Debenture by $10 million. Furthermore, the First Waiver set out a monthly amount to be redeemed for each of the First Specified Months equal to $1,500,000 and amended the Debenture to require the Company to withdraw all cash and/or cash equivalents in excess of $18,500,000 from certain accounts and deposit such funds into an account in a form acceptable to the Purchaser, to be executed by the Company, U.S. Bank, N.A. and SVB Asset Management such that the Company requires the prior written consent of the Purchaser for certain withdrawals. The First Waiver amends the Debenture to grant the Purchaser the right to redeem any portion of the outstanding principal amount of the Debenture in Common Stock if the price per share of Common Stock on a principal trading market at any point in time of any trading day exceeds the closing price per share of the Common Stock on the immediately preceding trading day by more than 25%.

On April 1, 2017, the Company and Purchaser entered into a waiver (the “Second Waiver”) pursuant to which, as contemplated by the Debenture, the Purchaser waived with respect to the calendar months of April 2017, May 2017, June 2017, July 2017, August 2017 and September 2017 (collectively, the “Second Specified Months”) the Amended Minimum Price Condition, provided that, among other things, with respect to the Second Specified Months, the volume weighted average price of the Common Stock is not less than $0.30 and the Company’s cash on hand exceeds the outstanding principal amount of the Debenture by $10 million.

On May 1, 2017, the Purchaser, the Company and the guarantors of the Company’s obligations under the Debenture entered into an amendment agreement (the “2017 Amendment Agreement”) pursuant to which the Purchaser may, from time to time, at the Purchaser’s option waive the Amended Minimum Price Condition; provided, however, the Purchaser cannot waive the Amended Minimum Price Condition to the extent that the resulting Stock Payment Price would be less than $0.35 per share as a result of any such waiver (the “Minimum Stock Payment Price Condition”). The 2017 Amendment Agreement further provides that, in the event of any Equity Conditions Failure (as such term is defined in the Debenture) that is not, or cannot be as a result of the 2017 Amendment Agreement, waived by the Purchaser, the Company shall honor the holder redemption amounts in cash or, at the Company’s election, with the prior written consent of the Purchaser, deliver aggregate consideration in shares of Common Stock and cash in satisfaction of the applicable holder redemption amount as follows: (i) the number of shares of Common Stock equal to the quotient obtained by dividing such holder redemption amount and $0.35 (each such share having a deemed value per share at the Stock Payment Price that would have been in effect but for the Minimum Stock Payment Price Condition of $0.35 per share) and (ii) cash equal to the difference between the holder redemption amount and the aggregate deemed value of the shares of Common Stock delivered in clause (i).

As of May 1, 2017, (i) there were 37,435,524 shares of Common Stock outstanding and (ii) 9,131,868 shares of Common Stock had been issued by the Company pursuant to the terms of the Debenture. Assuming all the shares issuable pursuant to the terms of the Debenture subsequent to May 1, 2017 are issued at a Stock Payment Price of $0.35, the lowest Stock Payment Price permitted under the Minimum Stock Price Payment Condition, the Company estimates that the maximum number of shares of Common Stock that the Company could issue pursuant to the terms of the Debenture subsequent to May 1, 2017 is 45,000,000.

On July 10, 2017, the Purchaser, the Company and the guarantors of the Company’s obligations under the Debenture entered into an amendment agreement (the “July 2017 Amendment Agreement”) pursuant to which the definition of “Stock Payment Price” in the Debenture was amended and restated to be the lower of (a) 80% (previously 92.5%) of the VWAP for the Trading Day immediately prior to, as the case may be, the applicable Interest Payment Date, the applicable Advance Date or, with respect to any redemption pursuant to Section 6(a) of the Debenture, the date of the applicable Holder Redemption Notice (the “Prior Day VWAP”) and (b) 80% (previously 92.5%) of the average of the three lowest VWAPs during the 20 consecutive Trading Day period immediately preceding, as the case may be, the applicable Interest Payment Date, the applicable Advance Date or, with respect to any redemption pursuant to Section 6(a) of the Debenture, the date of the applicable Holder Redemption Notice (the “Twenty Day VWAP”); provided, however, to the extent that, on any given Trading Day, the price per share of Common Stock on such Trading Day on the Principal Market equals or exceeds 115% of the Prior Day VWAP or Twenty Day VWAP, then for the such Trading Day, and such Trading Day only, each reference to eighty percent (80%) shall be deemed, for such Trading Day only, to be ninety two and one-half percent (92.5%).

The effect of the July 2017 Amendment Agreement is to increase the discount to the Prior Day VWAP and the Twenty Day VWAP granted to the Holder with respect to redemption of, or the payment of interest on, the Debenture in shares of Common Stock from 7.5% to 20%, unless the on any given Trading Day, the price per share of Common Stock on such Trading Day on the Principal Market equals or exceeds 115% of the Prior Day VWAP or Twenty Day VWAP. However, the maximum number of shares of Common Stock issuable pursuant to the Debenture has not changed.

On August 7, 2017, the Company and Purchaser entered into a consent to the Debenture in which the Purchaser consented to the Company’s entry into the Merger Agreement and the Merger as well as an amendment to the Debenture in which: (a) the Company shall not prepay all or any portion of the Debenture prior to the first anniversary of the consummation of the Merger, (b) the Purchaser may increase the dollar amount of the monthly allowance up to the outstanding principal balance of the Debenture by written notice to the Company and may deliver an unlimited number of redemption notices during any calendar month, and (c) to the extent commercially reasonable under the circumstances the Purchaser shall limit the redemption amounts for any given trading day to fifteen percent (15%) of the greater of (1) the daily dollar trading volume for our common stock for such trading day and (2) the average daily dollar trading volume for our common stock for the five (5) consecutive trading days preceding such trading day.

As of June 30, 2017 the outstanding principal balance of the Debenture was $13,171,702. The current portion of long-term debt as of June 30, 2017 of $13,025,180 is net of unamortized discounts and debt issuance costs of $146,552. During the six months ended June 30 2017, the holder of the Debenture redeemed $4,450,000 of principal, which the Company satisfied with 4,497,466 shares of our common stock. As of December 31, 2016 the outstanding principal balance of the Debenture was $17,621,702. The current portion of long-term debt as of December 31, 2016 of $16,397,030 is net of unamortized discounts and debt issuance costs of $1,224,672.

5. Long-term Debt

On May 8, 2013, we entered into a loan and security agreement with Oxford Finance LLC, as collateral agent, and related lenders under which we borrowed the first tranche of $10 million (“Loan”). The Loan payment terms include 12 months of interest-only payments at the fixed coupon rate of 8.45%, followed by 30 months of amortization of principal and interest until maturity in November 2016. In connection with the Loan, we paid the lender a 1% cash facility fee and a 5.5% cash final payment and granted to the lender seven-year warrants to purchase up to 9,109 shares of our common stock at an exercise price of $49.4. On May 10, 2016, the Company prepaid the outstanding principal amount and cash final payment.

On May 10, 2016, the Company entered into a Securities Purchase Agreement (“Purchase Agreement”), with certain purchasers pursuant to which the Company sold, at a 6.375% original issue discount, a total of $25,530,000 Senior Secured Debenture (“Debenture”) and warrants to purchase up to 50,000 shares of the Company’s common stock. Net proceeds to the Company from sale of the Debenture, after payment of commissions and legal fees, were approximately $23.4 million The Debenture matures November 10, 2018, accrues interest at 9% per year, and does not contain any conversion features into shares of our common stock. On August 22, 2016, the Company, the purchasers and certain other parties entered into an amendment agreement, which provides for the amendment and restatement of the Debenture, an amendment to the terms of the Series A Common Stock Purchase Warrant issued by the Company to the purchasers pursuant to the terms of the Purchase Agreement, and certain other terms and conditions, as summarized below.

On December 14, 2016, the Company and the holder entered into a waiver (the “Waiver”) that amended the Securities Purchase Agreement dated May 10, 2016 between the Company and the holder, as amended on August 22, 2016 (the “SPA”). The Waiver provides that solely with respect to the calendar months of December 2016, January 2017, February 2017 and March 2017 (collectively, the “Specified Months”), the holder waives, subject to certain delineated exceptions, the requirement of paragraph (i) of the definition of “Equity Conditions” set forth in Section 1 of the Debenture, thereby continuing to allow the Company to deliver shares of its Common Stock in respect to a portion of its amortization obligation under the Debenture. Furthermore, the waiver sets out a Monthly Allowance for each Specified Month equal to $1,500,000 and required the Company to withdraw all cash and/or cash equivalents in excess of eighteen million five hundred thousand dollars ($18,500,000) from certain accounts and deposit such funds into an account in a form acceptable to the holder, such that the Company requires the prior written consent of the holder for certain withdrawals. The Waiver also grants the holder special redemption rights depending upon the price of our common stock, including the right to redeem the debenture.

The Debenture carries an interest only period of six months, following which interest is due monthly and payable in cash or stock at the election of the Company. Interest deferred during the interest only period is added to and considered principal. Following the interest only period, the Company has the right under the Debenture, commencing November 10, 2016, to pay the monthly redemption amount of the outstanding balance in cash, shares of the Company’s common stock or a combination thereof, if certain conditions are met. The maximum monthly redemption amount was increased from $1,100,000 to $1,500,000 under the amended Debenture; provided, that if the trading price of the Company’s common stock is at least $8.00 per share (as adjusted for stock splits, combinations or similar events) during such calendar month, then such maximum monthly redemption amount may be increased to $2,200,000 at the holder’s election and if the Company has already elected to satisfy such monthly redemptions in shares of common stock. In addition, notwithstanding the foregoing limitations on the monthly redemption amount, the holder may elect up to three times in any 12-month period to increase the maximum monthly redemption to $2,500,000.

If the Company elects to pay the redemption amount in shares of its common stock, then the shares will be delivered at the lesser of A) 7.5% discount to the average of the 3 lowest volume weighted average prices over the prior 20 trading days or B) a 7.5% discount to the prior trading day’s volume weighted average price. The Company may only opt for payment in shares of common stock if certain equity conditions are met. The Company, at its option, may also force the holder to redeem up to double the monthly redemption principal amount of the Debenture but not less than the monthly payment.

The holder received 50,000 warrants upon the closing on the sale of the Debenture at an exercise price of $30.20, maturing 5 years from issuance, and in accordance with the terms of the amendment agreement, the exercise price of the warrant was reduced to $8.60 per share. Additionally, the holder received 50,000 warrants upon the Company’s public company announcement of the interim analysis on June 29, 2016 at an exercise price of $8.60.

The amendment agreement provides that, following November 10, 2016, the holder may elect to convert any portion of the outstanding balance into shares of common stock at a fixed price of $12.00 per share (as adjusted for stock splits, combinations or similar events).

The Company’s obligations under the Debenture can be accelerated in the event the Company undergoes a change in control and other customary events of default. In the event of default and acceleration of the Company’s obligations, the Company would be required to pay all amounts of principal and interest then outstanding under the Debenture in cash. The Company’s obligations under the Debenture are secured under a security agreement by a senior lien on all of the Company’s assets, including all of the Company’s interests in its consolidated subsidiaries. Under the subsidiary guarantee agreement, each subsidiary guarantees the performance of the Company of the Purchase Agreement, Debenture and related agreements. The Company must also maintain as a compensating cash balance, the lesser of a minimum of $18.5 million in cash or the outstanding principal and accrued and unpaid interest, which such amount is included in restricted cash as of December 31, 2016. The holder of the Debenture has the right, at any time and from time to time, to require the Company to prepay the lesser of $18.5 million plus accrued and unpaid interest or the outstanding principal and accrued and unpaid interest.

As of December 31, 2016 the outstanding principal balance of the Debenture was $17,621,702. The current portion of long-term debt of $16,397,030 is net of unamortized discounts and debt issuance costs of $1,224,672. In January and February 2017, the holder of the Debenture redeemed $3,950,000 of principal, which the Company satisfied with 3,541,077 shares of our common stock. The outstanding principal balance as of March 15, 2017 is $13,671,702.

Armentum Partners, LLC (“Placement Agent”) acted as the placement agent in the offering of the Debenture and the Company paid the Placement Agent a fee equal to 2% of the funds received from the sale of the Debenture. The Company paid half of the placement fee upon funding and paid the other half during the third quarter of 2016.